Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 6,078,953	$ 4,031,103	$ 2,504,896
Cost of revenues	2,562,832	2,103,707	1,722,104
Gross profit	3,516,121	1,927,396	782,792
Operating expenses:
Research and development, net	927,048	1,054,895	1,021,869
Sales and marketing	923,439	874,793	604,114
General and administrative	3,014,378	2,927,310	2,840,660
Total operating expenses	4,864,865	4,856,998	4,466,643
Loss from operations	1,348,744	2,929,602	3,683,851
Financial expenses (income), net	(114,852)	(220,006)	4,495
Net loss	$ 1,233,892	$ 2,709,596	$ 3,688,346
Basic net loss attributable to shareholders per Ordinary Share (in Dollars per share)	$ (0.16)	$ (0.34)	$ (0.49)
Diluted net loss attributable to shareholders per Ordinary Share (in Dollars per share)	$ (0.16)	$ (0.34)	$ (0.49)
Weighted average number of Ordinary Shares used in computing loss per Ordinary Share (in Shares)	7,894,961	7,908,266	7,528,038